Shareholders' Equity	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
11.       SHAREHOLDERS’ EQUITY

Preferred Stock Issuances

During the quarter ended August 31, 2011, several private investors made an equity investment of $430,250 for which these investors received 430,250 shares of the Company’s redeemable convertible preferred stock. The proceeds were used for operating capital.

During the quarter ended August 31, 2011, a secured lender agreed to accept payment of the outstanding interest owed on its note through May 25, 2011,  totaling approximately $277,544 into 277,544 shares of the Company’s preferred stock.

In August 2011, the Company issued 50,000 shares of preferred stock to a lender in connection with a loan to the Company of $200,000.  The company recorded total debt discount of $50,000 and interest expense of $2,778 in connection with these shares.

During the quarter ended November 30, 2011, one private investor made an investment of $370,000 for which he received 370,000 shares of the Company’s redeemable convertible preferred stock. The proceeds were used for operating capital.

During the quarter ended November 30, 2011, two preferred shareholders converted a total of 263,300 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 877,666 shares of common stock.

During the quarter ended February 29, 2012, a preferred shareholder converted a total of 756,000 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 2,520,000 shares of common stock.

Common Stock Issuances

In September 2011, two preferred shareholders converted a total of 263,300 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 877,666 shares of common stock.

In October, 2011, the Company issued a total of 155,000 shares of common stock to three employees. The company has record an expense of $75,950 in connection with these shares over a one year amortization period.

During the quarter ended February 29, 2012, a preferred shareholder converted a total of 756,000 shares of preferred stock at the conversion rate of $.30 per share for which they received a total of 2,520,000 shares of common stock.

Stock Option Issuances

On or about February 11, 2011, the Company entered a marketing and distribution agreement with KeHE Distributors pursuant to which the Company is obligated to issue stock options subject to KeHE achieving the purchase thresholds as set forth below:

Cumulative Purchases by KeHE	Shares Earned/ Cumulative Ownership
$500,000 by the first anniversary	468,000
$2,500,000 by the second anniversary	1,972,000
$6,000,000 by the third anniversary	2,440,000
Total	4,880,000

The total number of shares represents 9.99% of the Company’s common stock outstanding on a fully-diluted basis. The respective stock options which will have an exercise period of three years from the date of issuance at an exercise price of $.30 per share.  During May 2011, the Company amended the vesting terms of these options, whereby 440,000 of such options were vested and the remainder of the options vested as of August 31, 2011.

In September 2011, the Company agreed to issue a total of 550,000 stock options to board members, subject to shareholder ratification, to replace those options which expired earlier in the year.  The stock options have an exercise period of three years from the date of issuance and an exercise price of $.30 per share.  The issuance of the options was ratified at the annual shareholder meeting in January 2012. The Company has recorded an expense of $20,420 in connection with these options.

14.           SHAREHOLDERS’ EQUITY

Terms of Series A Preferred Stock (“Preferred Stock”)

The Preferred Stock is convertible at $.30 per share into $.001 par value Common Stock of Company, (equaling 60% of the issued and outstanding Common Stock of the Company on a fully diluted basis, excluding the Management Stock Option (see below)).  Initially, dividends were to be paid (a) at an annual rate of 12% in each of the first three years ending August 14, 2008, 2009, and 2010 and were to be paid in preferred shares and (b) after the first three years, at a rate of 12% if paid in cash or at a rate of 15% if paid in preferred shares, at the election of the Company.  In February 2010, the preferred shareholders voted to terminate the issuance of dividends effective November 30, 2009.  The preferred share dividends shall convert into Common Stock at $.30 per share.

The redemption provisions of these redeemable preferred shares are at the option of the Company. At any time prior to August 14, 2010, and upon 30 days advance notice, the Company had the right to redeem one-half of the Preferred Stock that is issued and outstanding by paying the Holder the full par value of the Preferred Stock plus accrued dividends in cash (the “First Redemption”).  The remaining one-half of the Preferred Stock that is issued and outstanding after the First Redemption can either be: (a) redeemed by the Company in cash at par value plus accrued dividends with the Holder also receiving a 2-year option to acquire 5% of the issued and outstanding Common Stock of the Company at an exercise price of $.30 per share, or, (b) converted into 30% of the issued and outstanding Common Stock of the Company (the “Second Redemption”).  The Holder shall have sole authority to elect subsection (a) or (b) above upon receiving a Redemption Notice.  Any Common Stock or Common Stock Option issued pursuant to the First Redemption or the Second Redemption shall be on a fully-diluted basis.

So long as over $1,500,000 of the Preferred Stock is issued and outstanding the Company shall require the prior written consent of Holders representing 2/3 of the Preferred Stock issued and outstanding to (a) sell, merge with, acquire or consolidate with another business entity, (b) incur additional leverage beyond the leverage contemplated by the Company and Holders as part of the Company’s acquisition of Artisanal Cheese, LLC, or (c) issue any new shares of common stock or securities convertible or exercisable into Common Stock in excess of 2% of the shares of Common Stock issued and outstanding on a fully diluted basis at the Closing, excluding the Management Stock Option below.

In the event of a liquidation, the Preferred Stockholders shall receive a cash payment of $1.20 per preferred share.

Preferred Stock Issuances

The Company has sold 5,350,000 shares of redeemable convertible Preferred Stock at a price of $1.00 per share for total gross proceeds of $5,350,000.  In February 2010, as a condition of the Long Term Loan financing, the Company repurchased 500,000 shares of preferred stock as part of its $2.5 million loan agreement with the Lender (See Note 13, Long Term Debt).  The Company paid a total of $500,000 for the repurchased shares.

The Company issued 15,000 shares of preferred stock in exchange for consulting services during fiscal year ended May 31, 2007 and another 151,400 shares of preferred stock was issued to certain shareholders in consideration of their participation in the Bridge and Term Loans which they collectively made to the Company during the fiscal year ended May 31, 2010.  The Company recorded an expense of $151,400 in connection with these shares.

The number of preferred shares issued as dividends from their initial sale in August 2007 through November 30, 2009 (the date upon which the dividends were deemed terminated) is 1,402,760.  In March 2011, a preferred shareholder converted 13,500 shares of preferred stock at the conversion price of $.30 per share into 45,000 shares of common stock.   As of May 31, 2011, the total number of preferred shares outstanding is 6,405,660.

Common Stock Issuances

In June 2009, the Company issued 125,000 shares of common stock to one of its employees vesting over two years.  The company recorded deferred compensation of $36,250 in connection with these shares.

In December 2009, the Company issued 110,000 shares of common stock to each of two directors for their agreement to serve as board members.  The company recorded an expense of $24,200 in connection with these shares.

In December 2009, the Company issued 50,000 shares of common stock to one of its employees vesting over two years.  The company recorded deferred compensation of $5,500 in connection with these shares.

In December 2009 and February 2010, the Company issued 60,000 and 25,000 shares of common stock, respectively, to two consultants for services rendered.  The company recorded an expense of $6,975 in connection with these shares.

In February 2010, the Company canceled 200,000 shares of common stock which had been issued to employees whose employment terminated prior to the completion of vesting. The company therefore has reversed all deferred compensation expenses of ($91,053) in connection with these shares.

In February 2010, the Company issued 9,275,000 shares of common stock to a lender in connection with a loan to the company totaling $2.5 million.  The company recorded total debt discount of $463,750 and interest expense of $38,646 in connection with these shares.

In February 2010, the Company issued 6,375,000 shares of common stock to its chairman and chief executive officer and cancelled its existing stock option agreement with the officer in connection with an amended and restated employment agreement which provides, in pertinent part, for a term extension of three years.  The stock shall be fully vested but the officer shall be restricted from selling, transferring or otherwise disposing of more than 2,125,000 shares of said stock in each successive twelve month period commencing February 22, 2010.  The Company recorded deferred compensation of $318,750 and an expense of $26,563 in connection with these shares.

In July 2010, the Company issued 50,000 shares of common stock to each of seven directors for a total of 350,000 shares for their agreement to serve as board members.  The company recorded an expense of $24,200 in connection with these shares over a one year amortization period.

In October, 2010, the Company issued a total of 65,000 shares of common stock to two employees. The company has record an expense of $38,786 in connection with these shares over a one year amortization period.

In December 2010, 25,000 shares of common stock previously issued to an employee were cancelled.

In March 2011, a preferred shareholder converted 13,500 shares of preferred stock at the conversion rate of $.30 per share for which the shareholder received 45,000 shares of common stock.

Stock Option

At the time the Company acquired Artisanal Cheese LLC (during fiscal year ended May 31, 2008), the Company offered Mr. Daniel W. Dowe and Mr. William Feeney of 5,100,000 of management stock options so as to encourage them to serve as Chairman/CEO and President of the Company, respectively.  Specifically, the  Company offered them five-year management stock options having an exercise price of $.30 per share that are exercisable into approximately 12% and 8%, respectively, of the Company’s common stock on a fully-diluted basis.  The options were not exercisable unless the Company (a) achieved $21.6 million in revenue or $2 million EBITDA in a full calendar year by no later than 2009 and (b) redeemed 2,125,000 shares of the preferred stock.  When Mr. Feeney resigned as President in January 2009, and Mr. Dowe assumed Mr. Feeney’s duties, the board voted at its meeting on January 31, 2009 to adjust the aforementioned percentages to 14.4% and 1.9%, respectively, recognizing Mr. Feeney’s contribution toward the acquisition of Artisanal Cheese LLC and his continued contribution as a consultant to the Company.  The board subsequently extended the date to achieve projected revenue to December 31, 2010.  In February 2010, Mr. Dowe's and Mr. Feeney's stock options were canceled.

At its board meeting on April 9, 2008, the board authorized three-year stock options to each of the seven non-managing board members totaling 770,000 stock options.  The options had an exercise price of $.30 per share that is exercisable into 0.4% of the Company’s Common Stock. These options expired on January 31, 2011.

On or about February 11, 2011, the Company entered a marketing and distribution agreement with KeHE Distributors pursuant to which the Company is obligated to issue stock options subject to KeHE achieving the purchase thresholds as set forth below:

Cumulative Purchases by KeHE	Shares Earned/ Cumulative Ownership
$500,000 by the first anniversary	468,000
$2,500,000 by the second anniversary	1,972,000
$6,000,000 by the third anniversary	2,440,000
Total	4,880,000

The total number of shares represents 9.99% of the Company’s common stock outstanding on a fully-diluted basis. The respective stock options which will have an exercise period of three years from the date of issuance at an exercise price of $.30 per share.  During May 2011, the Company amended the vesting terms of these options, whereby 440,000 of such options were vested and the remainder of such options issued vested post year end. The Company is currently re-negotiating the vesting terms of the 4,440,000 options vesting post year end.

A summary of the activity of stock options for the years ended May 31, 2011 and 2010 is as follows:

			Weighted Average
	Stock Options		Exercise Price
	Outstanding	Exercisable	Outstanding	Exercisable
Balance – May 31, 2009	5,870,000	770,000	$.30	$.30
Granted Fiscal Year 2010	-	-	-	-
Exercised Fiscal Year 2010	-	-	-	-
Canceled Fiscal Year 2010	(5,100,000)	-	-	-
Balance – May 31, 2010	770,000	770,000	.30	.30
Granted Fiscal Year 2011	4,880,000	440,000	.30	.30
Exercised Fiscal Year 2011	-	-	-	-
Canceled Fiscal Year 2011	(770,000)	(770,000)	(.30)	(.30)
Balance – May 31, 2011	4,880,000	440,000	$.30	$.30

The intrinsic value of the Company’s options outstanding during the years ended May 31, 2011 and 2010 was $0 and $0, respectively.

Information, at date of issuance, regarding stock option grants for the year ended May 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Fair Value
Year ended May 31, 2011:
Exercise price exceeds market price	4,880,000	$.30	$.065
Exercise price equals market price	-	-	-
Exercise price is less than market price	-	-	-

The following table summarizes information about stock options outstanding and exercisable at May 31, 2011:

	Number Outstanding	Weighted- Average Remaining Life in Years	Weighted Average Exercise Price	Number Exercisable
Range of exercise prices:
$.01 to $.50	4,880,000	3	$.30	440,000